Long-Term Debt - Schedule of Principal Repayment of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 21, 2010
Line Of Credit Facility Covenant Compliance [Line Items]
2012		$ 164,818
2013		411,067
2014		1,070,139
2015		47,317
2016		1,798,769
2017 and thereafter		12,575,299
Total principal repayments		16,067,409
Unamortized discounts and premium		(65,079)
Total Intelsat S.A. long-term debt	$ 16,085,536	$ 16,002,330	$ 15,916,625	$ 15,400